SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 09, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Reverse stock split	1-for-75,000 reverse split
Additional allowance for credit losses		$ 249,799	$ 122,190	$ 249,799	$ 122,190	$ 255,215		$ 122,190
Credit loss expense		0	0	112,727	0
Net accounts receivable		20,699,999		20,699,999		15,934,490	$ 13,305,254
Goodwill impairment amount				0	0
Change in estimate for settlement realization rate			1,650,474	0	1,650,474
Increase decrease in net revenue			0		1,199,155
Advertising and marketing expense		104,663	$ 84,914	308,001	$ 263,864
Uncertain tax positions		0		0		0
Accumulated deficit		$ 76,533,799		$ 76,533,799		$ 72,949,085